Benefits (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Age	Dec. 31, 2011	Dec. 31, 2010
401(k) Retirement Plan [Member]
Defined Contribution Plan (Textual) [Abstract]
Eligible employee service completion days	90 days
Eligible employee eligibility age	21
Maximum Employees contribution	75.00%
Percentage of employer matching contribution	50.00%
Base contribution percentage	6.00%
Company's contribution	$ 670	$ 644	$ 641
Retirement benefit plan eligibility period	1 year
Defined benefit plan vesting period	4 years
Director [Member] | Directors Plan [Member]
Defined Contribution Plan (Textual) [Abstract]
Liability under the Plan	256	193
Board of Directors Chairman [Member] | Salary Plan [Member]
Defined Contribution Plan (Textual) [Abstract]
Liability under the Plan	$ 1,000